Consolidated Statements of Comprehensive Income Statement (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 12,656	$ 26,747	$ 98,350	$ 7,412	$ 3,742
Other comprehensive loss, net of tax:
Unrealized loss on available-for-sale securities	416		(489)
Total other comprehensive loss, net of tax	416		(489)
Total comprehensive income	13,072	26,747	97,861	7,412	3,742
Less: Net comprehensive income attributable to non-controlling interests	9,319	26,747	95,306	7,412	3,742
Net comprehensive income attributable to RCS Capital Corporation	$ 3,753		$ 2,555